Warrants (Tables)	6 Months Ended
Jun. 30, 2012
Warrants [Abstract]
Share purchase warrants outstanding as at June 30, 2012 :

Number of		Amount	Exercise
warrants (i)		($)	price	Expiry date
			C$
782,250		53	1.50	July 6, 2012
84,052		7,719	1.15	July 19, 2012
382,241		63,722	1.25	November 30, 2012
28,507		10,561	1.00	November 30, 2012
3,000,000	(iii)	874,722	1.00	December 15, 2012
372,259		65,855	1.25	December 17, 2012
4,937		1,895	1.00	December 17, 2012
1,000,000		315,952	1.00	January 31, 2013
775,000	(ii)	133,043	2.00	January 20, 2014
108,500	(ii)	18,626	2.00	January 20, 2014
6,537,746		1,492,148

Schedule of fair value assumptions for warrants using the Black-Scholes pricing model :

	June 30,	December 31,
	2012	2011

Expected life (in years)	2	2
Risk-free interest rate	1.03%	0.95%
Expected stock volatility	61%	62%
Dividend yield	0%	0%